UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

    For the monthly distribution period from April 1, 2007 to April 30, 2007

                    Commission File Number of issuing entity:
                                  333-131213-46

                           RALI SERIES 2007-QH3 TRUST
                (Exact name of issuing entity as specified in its
                                    charter)

                 Commission File Number of depositor: 333-131213

                        RESIDENTIAL ACCREDIT LOANS, INC.
              (Exact name of depositor as specified in its charter)

                        RESIDENTIAL FUNDING COMPANY, LLC
               (Exact name of sponsor as specified in its charter)

              New York                                None
  (State or other jurisdiction of       (I.R.S. Employer Identification No.)
 incorporation or organization of
         the issuing entity)

c/o Residential Funding Company, LLC, as Master Servicer
         8400 Normandale Lake Boulevard                         55437
          Minneapolis, Minnesota                              (Zip Code)
(Address of principal executive offices of
             issuing entity)

             (952) 857-7000 (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)


             Title of Class                Registered/reported pursuant to (check one)    Name of exchange
                                                                                         (If Section 12(b))
                                         Section 12(b)  Section 12(g)    Section 15(d)
Mortgage Asset-Backed Pass-Through
Certificates, Series 2007-QH3, in the
classes  specified  herein                  [___]           [___]           [ X ]          _______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

      The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

      Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement dated March 28, 2007 relating to the RALI Series 2007-QH3 Mortgage Asset-Backed Pass-Through Certificates (the "Certificates"), and related Prospectus dated December 6, 2006 (collectively, the "Prospectus"), of the RALI Series 2007-QH3 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus:
Class A-1, Class A-2, Class A-3, Class M-1, Class M-2, Class M-3, Class M-4, Class M-5, Class M-6, Class M-7, Class M-8 and Class M-9.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS.

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.

ITEM 9 - EXHIBITS

      (a) Documents filed as part of this report.

Exhibit 99.1      May 2007 Monthly Statement to Certificateholders

      (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Series Supplement, dated as of March 1, 2007, and the Standard Terms of Pooling and Servicing Agreement, dated as of December 1, 2006, among Residential Accredit Loans, Inc., as company,
            Residential Funding Company, LLC, as master servicer, and Deutsche Bank Trust Company Americas, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2007).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of March 29, 2007, between Residential Funding Company, LLC and Residential Accredit Loans, Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2007).

Exhibit 10.3 Swap Confirmation and Credit Support Annex to the Schedule to the ISDA Master Agreement, both dated as of March 29, 2007, between Deutsche Bank Trust Company Americas, not individually but solely as the Supplemental Interest Trust Trustee on behalf of Supplemental Interest Trust with respect to the RALI Series 2007-QH3 Trust, Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QH3, and Barclays Bank PLC (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2007).

Exhibit 10.4 SB-AM Swap Confirmation, dated as of March 29, 2007, between Deutsche Bank Trust Company Americas, as Supplemental Interest Trust Trustee for the benefit of RALI Series 2007-QH3 Supplemental Interest Trust, acting on behalf of the Class SB Certificateholders, and Deutsche Bank Trust Company Americas, as Supplemental Interest Trust Trustee for the benefit of RALI Series 2007-QH3 Supplemental Interest Trust, acting on behalf of the Class A Certificateholders and Class M Certificateholders (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2007).

Exhibit 99.1      May 2007 Monthly Statement to Certificateholders

                                   SIGNATURES




      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  May 25, 2007



                              RALI Series 2007-QH3 Trust
                                (Issuing entity)

                              By:  Residential Funding Company, LLC,
                                   as Master Servicer


                                    By:  /s/ Darsi Meyer
                                           Name:   Darsi Meyer
                                           Title:  Director

           EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS